Employee Benefits - Sensitivity Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (11,546)	¥ (11,855)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 13,012	¥ 13,322
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 6	¥ 484
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (6)	¥ (457)
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (19,818)	¥ (19,559)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 22,881	¥ 18,972
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 3,689	¥ 3,041
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (3,347)	¥ (2,668)